Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of income tax provision	The Company’s consolidated income tax provision consisted of the following components (in thousands):
	Year Ended December 31,
	2022	2021
Current:
Federal	$—	$—
State	(16)	2
	$(16)	$2
Deferred:
Federal	—	—
State	(7)	—
	$(7)	—
Total income tax provision	$(23)	$2

Schedule of income tax provision computed at the company’s effective tax rate	The reconciliation of the income tax provision computed at the Company’s effective tax rate is as follows (in thousands except for rates):
Years Ended December 31,	2022	2021
Loss before income taxes	$(6,428)	$(35,646)
Statutory income tax rates	21%	21%
Expected income tax benefit	$(1,349)	$(7,486)
Nontaxable entity	$1,348	$7,486
State income tax expense	$(23)	$2
Change in valuation allowance	$1	$—
Total income tax expense	$(23)	$2

Schedule of deferred tax assets and liabilities	Significant components of the Company’s deferred tax assets and liabilities related to Intuitive Aviation are as follows (in thousands):
	December 31,
	2022	2021
Deferred tax assets:
Net operating loss	$165	$164
Property and equipment	11	11
Inventory	148	148
Deferred revenue	12	—
Total deferred tax assets	$336	$323
Valuation allowance	(324)	(323)
Net deferred tax assets	$12	$—

Deferred tax liabilities:
481(a) deferred revenue	(5)	—
Total deferred tax liabilities	$(5)	$—
Net deferred tax asset (liability)	$7	—